Right Of Use Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Right Of Use Asstes
14	RIGHT-OF-USE ASSETS

Office space
S$’000
Cost:
At January 1, 2021	53,286
Additions	6,863
Expired and early termination	(1,902)
Lease modification	16,128
Currency alignment	(2,365)

At December 31, 2021	72,010
Additions	15,973
Acquired on acquisition of a subsidiary	165
Expired	(2,373)
Lease modification	6,914
Currency alignment	(5,016)

At December 31, 2022	87,673

Accumulated depreciation:
At January 1, 2021	24,065
Depreciation for the year	17,768
Expired and early termination	(1,902)
Currency alignment	(1,081)

At December 31, 2021	38,850
Depreciation for the year	18,755
Expired	(2,373)
Currency alignment	(2,795)

At December 31, 2022	52,437

Carrying amount:
At December 31, 2021	33,160

At December 31, 2022	35,236

Amount recognized in profit and loss

	2022	2021	2020
	S$’000	S$’000	S$’000
Depreciation expense on right-of-use assets	18,755	17,768	14,018
Interest expense on lease liabilities (Note 2 5 )	1,554	1,529	1,559
Expenses relating to lease of low value assets	4,243	3,562	2,027

The Group leases office space with lease term ranging from 1 to 5 years.
During the year ended
December 31, 2022, the total cash outflow for leases amount to S$19.7 million (2021: S$19.6 million, 2020: S$14.2 million).